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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
                  Phone: 212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman             New York, New York          February 17, 2009
-----------------------       ----------------------    ------------------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      92
                                                             ------------------

Form 13F Information Table Value Total:                                $478,493
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ------------------------           ------------------

         None.

                                                    Angelo, Gordon & Co., L.P.
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2008

                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                 CLA            004329108   $1,171    1,583,577  SH       SOLE                      1,583,577
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED LIFE
SCIENCES  HLDGS            COM            00765H107   $458      1,528,662  SH       SOLE                      1,528,662
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
AGCO CORP                  1.750%12/3     001084AL6   $2,236    2,000,000 PRN       SOLE                      2,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
AGCO CORP                  1.250%12/1     001084AM4   $2,463    3,130,000 PRN       SOLE                      3,130,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
ALLIANT TECHSYSTEMS INC    2.750% 2/1     018804AH7   $5,631    5,000,000 PRN       SOLE                      5,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
ALLIANT TECHSYSTEMS INC    3.000% 8/1     018804AK0   $2,312    2,000,000 PRN       SOLE                      2,000,000
--------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP          COM            00163T109   $458         25,000  SH       SOLE                         25,000
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS
INC                        COM            024835100   $517         25,000  SH       SOLE                         25,000
--------------------------------------------------------------------------------------------------------------------------------
APOGENT  TECHNOLOGIES INC  DBCV  12/1     03760AAK7   $3,792    3,000,000 PRN       SOLE                      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           UNIT
ARCHER DANIELS MIDLAND CO  99/99/9999     039483201   $3,297       90,000  SH       SOLE                         90,000
--------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS
CORP                       COM            049162100   $7,803      850,000  SH       SOLE                        850,000
--------------------------------------------------------------------------------------------------------------------------------
                           DECV
BLACKROCK INC              2.625% 2/1     09247XAB7   $9,548    8,000,000 PRN       SOLE                      8,000,000
--------------------------------------------------------------------------------------------------------------------------------
BOISE INC                  COM            09746Y105   $1,100    2,000,000  SH       SOLE                      2,000,000
--------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD           NOTE
PARTNERSHIP                3.750%  5/1    10112RAG9   $3,738    5,000,000 PRN       SOLE                      5,000,000
--------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD           NOTE
PARTNERSHIP                2.875%  2/1    10112RAK0   $4,660    6,000,000 PRN       SOLE                      6,000,000
--------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC      COM            101121101   $1,100       20,000  SH       SOLE                         20,000
--------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
                           SH BEN
BRANDYWINE RLTY TR         INT NEW        105368203   $7            1,000  SH  PUT  SOLE                          1,000
--------------------------------------------------------------------------------------------------------------------------------
                           SH BEN
BRANDYWINE RLTY TR         INT NEW        105368203   $385         50,000  SH  CALL SOLE                         50,000
--------------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC         CL A           05564E106   $534         20,000  SH       SOLE                         20,000
--------------------------------------------------------------------------------------------------------------------------------
CBL & ASSOC PPTYS INC      COM            124830100   $520         80,000  SH  PUT  SOLE                         80,000
--------------------------------------------------------------------------------------------------------------------------------
                           PFD
CELANESE CORP DEL          4.25% CONV     150870202   $1,391       84,100  SH       SOLE                         84,100
--------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC        COM            19238U107   $565         65,000  SH       SOLE                         65,000
--------------------------------------------------------------------------------------------------------------------------------
COMTECH                    NOTE
TELECOMMUNICATIONS  C      2.000% 2/0     205826AD2   $12,984  10,160,000 PRN       SOLE                     10,160,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
CONTINENTAL AIRLS INC      5.000% 6/1     210795PJ3   $3,057    3,000,000 PRN       SOLE                      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS     NOTE
INC                        2.250% 6/1     229678AC1   $7,231    8,100,000 PRN       SOLE                      8,100,000
--------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS   PFD CONV
INC                        EX 6%          23254L207   $333        196,000  SH       SOLE                        196,000
--------------------------------------------------------------------------------------------------------------------------------
DCT INDUSTRIAL TRUST INC   COM            233153105   $454        110,000  SH       SOLE                        110,000
--------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED
RLTY                       COM            251591103   $658        120,000  SH       SOLE                        120,000
--------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED
RLTY                       COM            251591103   $1,464      300,000  SH  CALL SOLE                        300,000
--------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION          NOTE
DEVICES IN                 3.000% 6/1     292659AA7   $5,023    9,000,000 PRN       SOLE                      9,000,000
--------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW           EQUITY UNIT    29364G202   $13,468     267,500  SH       SOLE                        267,500
--------------------------------------------------------------------------------------------------------------------------------
ENZON PHARMACEUTICALS      NOTE
INC                        4.000% 6/0     293904AE8   $1,556    2,000,000 PRN       SOLE                      2,000,000
--------------------------------------------------------------------------------------------------------------------------------
EQUITY LIFESTYLE PPTYS
INC                        COM            29472R108   $541         15,000  SH       SOLE                         15,000
--------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
EQUITY ONE                 COM            294752100   $318         18,000  SH  PUT  SOLE                         18,000
--------------------------------------------------------------------------------------------------------------------------------
                           SH BEN
FEDERAL REALTY INVT TR     INT NEW        313747206   $612         12,000  SH       SOLE                         12,000
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STREET PPTYS
CORP                       COM            35471R106   $781         53,000  SH  PUT  SOLE                         53,000
--------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD            COM            367299104   $1,554    2,590,827  SH       SOLE                      2,590,827
--------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL             COM            37250U201   $600        400,000  SH       SOLE                        400,000
--------------------------------------------------------------------------------------------------------------------------------
                           SDCV
GREATBATCH INC             2.250% 6/1     39153LAB2   $7,931   10,000,000 PRN       SOLE                     10,000,000
--------------------------------------------------------------------------------------------------------------------------------
GSI GROUP INC CDA          COM            36229U102   $225        278,976  SH       SOLE                        278,976
--------------------------------------------------------------------------------------------------------------------------------
                           COM SH
HOSPITALITY PPTYS TR       BEN INT        44106M102   $446         30,000  SH  PUT  SOLE                         30,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
ILLUMINA INC               0.625% 2/1     452327AB5   $20,498  15,250,000 PRN       SOLE                     15,250,000
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHS                      COM            459200101   $9,142      100,000  SH       SOLE                        100,000
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME         DECV
TECHNOLOG                  2.600%12/1     459902AP7   $12,040  12,612,000 PRN       SOLE                     12,612,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
ITRON INC                  2.500% 8/0     465741AJ5   $14,630  13,810,000 PRN       SOLE                     13,810,000
--------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP          COM            49446R109   $1,096       60,000  SH  PUT  SOLE                         60,000
--------------------------------------------------------------------------------------------------------------------------------
                           UNIT
LEGG MASON INC             99/99/9999     524901303   $6,154      300,200  SH       SOLE                        300,200
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION
HLDGS CO                   COM            53015Y107   $5,710      671,800  SH       SOLE                        671,800
--------------------------------------------------------------------------------------------------------------------------------
                           DEB
LIBERTY MEDIA CORP NEW     3.125% 3/3     530718AF2   $2,547    3,500,000 PRN       SOLE                      3,500,000
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR            SH BEN INT     531172104   $500         25,000  SH       SOLE                         25,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
LIFEPOINT HOSPITALS INC    3.500% 5/1     53219LAH2   $2,100    3,000,000 PRN       SOLE                      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
LINEAR TECHNOLOGY CORP     3.000% 5/0     535678AC0   $1,179    1,500,000 PRN       SOLE                      1,500,000
--------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP        COM            554489104   $554         25,000  SH       SOLE                         25,000
--------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP        COM            554489104   $735         30,000  SH  CALL SOLE                         30,000
--------------------------------------------------------------------------------------------------------------------------------
                           PFD
MCMORAN EXPLORATION CO     MAND CNV       582411500   $8,244      120,300  SH       SOLE                        120,300
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
MCMORAN EXPLORATION CO     5.250%10/0     582411AE4   $5,900    7,500,000 PRN       SOLE                      7,500,000
--------------------------------------------------------------------------------------------------------------------------------
                           UNIT
METLIFE INC                02/15/2010     59156R702   $25,916   3,100,000  SH       SOLE                      3,100,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
MICRON TECHNOLOGY INC      1.875% 6/0     595112AH6   $4,762   13,106,000 PRN       SOLE                     13,106,000
--------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                  PFD CONV       628530206   $21,138      29,500  SH       SOLE                         29,500
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE HEALTH
PPTYS INC                  COM            638620104   $523         20,000  SH       SOLE                         20,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
NII HLDGS INC              3.125% 6/1     62913FAJ1   $5,496    8,500,000 PRN       SOLE                      8,500,000
--------------------------------------------------------------------------------------------------------------------------------
                           PFD
NRG ENERGY INC             CONV MAND      629377870   $13,780      65,000  SH       SOLE                         65,000
--------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC          NOTE 2/0       681919AK2   $9,319    9,331,000 PRN       SOLE                      9,331,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
ON SEMICONDUCTOR CORP      2.625%12/1     682189AG0   $2,771    4,500,000 PRN       SOLE                      4,500,000
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE
INVT                       SH BEN INT     709102107   $745        100,000  SH  PUT  SOLE                        100,000
--------------------------------------------------------------------------------------------------------------------------------
                           DBCV
PLACER DOME INC            2.750%10/1     725906AK7   $9,163    6,000,000 PRN       SOLE                      6,000,000
--------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC             COM            737464107   $584         40,000  SH       SOLE                         40,000
--------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC             COM            737464107   $495         30,000  SH  CALL SOLE                         30,000
--------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                   SH BEN INT     743410102   $694         50,000  SH  CALL SOLE                         50,000
--------------------------------------------------------------------------------------------------------------------------------
                           PSHS
PROSHARES TR               REAL ESTAT     74347R552   $36,923     641,145  SH       SOLE                        641,145
--------------------------------------------------------------------------------------------------------------------------------
                           PSHS
PROSHARES TR               ULT FINL       74347R743   $6,571    1,950,000  SH       SOLE                      1,950,000
--------------------------------------------------------------------------------------------------------------------------------
                           PSHS
PROSHARES TR               ULSHRUS2000    74347R834   $35,875     500,000  SH       SOLE                        500,000
--------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION      VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC        FRNT 12/1      744320AJ1   $2,880    3,000,000 PRN       SOLE                      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           NOTE
PSS WORLD MED INC          2.250% 3/1     69366AAB6   $11,868  11,000,000 PRN       SOLE                     11,000,000
--------------------------------------------------------------------------------------------------------------------------------
RECKSON OPER PARTNERSHIP   DEB
L P                        4.000% 6/1     75621LAJ3   $1,695    2,000,000 PRN       SOLE                      2,000,000
--------------------------------------------------------------------------------------------------------------------------------
REGENCY CTRS CORP          COM            758849103   $564         15,000  SH       SOLE                         15,000
--------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP       COM            806605101   $7,230      390,000  SH       SOLE                        390,000
--------------------------------------------------------------------------------------------------------------------------------
                           DBCV
SEACOR HOLDINGS INC        2.875%12/1     811904AJ0   $4,929    5,000,000 PRN       SOLE                      5,000,000
--------------------------------------------------------------------------------------------------------------------------------
ST JOE CO                  COM            790148100   $2,432      100,000  SH  PUT  SOLE                        100,000
--------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS &
RESORTS WRLD               COM            85590A401   $1,432       80,000  SH  PUT  SOLE                         80,000
--------------------------------------------------------------------------------------------------------------------------------
STRATEGIC HOTELS &
RESORTS I                  COM            86272T106   $84          50,000  SH  CALL SOLE                         50,000
--------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING
INC                        COM            86768K106   $232        200,000  SH       SOLE                        200,000
--------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING
INC                        COM            86768K106   $504        300,000  SH  CALL SOLE                        300,000
--------------------------------------------------------------------------------------------------------------------------------
TANGER PPTYS LTD           NOTE
PARTNERSHIP                3.750% 8/1     875484AE7   $5,570    6,000,000 PRN       SOLE                      6,000,000
--------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC           COM            876664103   $427         20,000  SH       SOLE                         20,000
--------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL        DBCV
FIN II L                   0.250% 2/0     88164RAB3   $3,752    3,000,000 PRN       SOLE                      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HLDGS CORP      COM
NEW                        PAR $0.01      883435307   $26,934   4,496,555  SH       SOLE                      4,496,555
--------------------------------------------------------------------------------------------------------------------------------
UNITED DOMINION REALTY     NOTE
TR IN                      4.000%12/1     910197AK8   $6,833    8,000,000 PRN       SOLE                      8,000,000
--------------------------------------------------------------------------------------------------------------------------------
                           NT RIO
VALE CAP LTD               CV VALE        91912C208   $7,867      282,000  SH       SOLE                        282,000
--------------------------------------------------------------------------------------------------------------------------------
                           NT RIO
VALE CAP LTD               P VALE         91912C307   $3,588      127,100  SH       SOLE                        127,100
--------------------------------------------------------------------------------------------------------------------------------
                           DBCV
VORNADO RLTY TR            2.850% 4/0     929042AC3   $8,952   12,000,000 PRN       SOLE                     12,000,000
--------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF        CUSIP      (IN       PRINCIPAL  SH/ PUT/     SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)    AMOUNT    PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
                           DBCV
VORNADO RLTY TR            3.625%11/1     929043AE7   $2,014    2,500,000 PRN       SOLE                      2,500,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE
(in thousands)                                        $478,493

